Annual Fund Operating Expenses - UVA Unconstrained Medium-Term Fixed Income ETF	Jun. 30, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Oct. 31, 2025
UVA Unconstrained Medium-Term Fixed Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.52%
Acquired Fund Fees and Expenses	0.04%	[1]
Expenses (as a percentage of Assets)	0.81%
Fee Waiver or Reimbursement	(0.27%)	[2]
Net Expenses (as a percentage of Assets)	0.54%	[2]

[1]	“Acquired Fund Fees and Expenses” are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Universal Value Advisors (the “Sub-Adviser”) has entered into an expense limitation agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser or Sub-Adviser) to not more than 0.50% of the average daily net assets of the Fund through October 31, 2025, and may be terminated by the Board of Trustees at any time. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees had been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limit or those in place at the time of recoupment.